Goodwill	9 Months Ended
Sep. 30, 2012
Goodwill [Abstract]
Goodwill
Note 3 - Goodwill:

	September 30,	December 31,
	2012	2011
	Unaudited	Audited
	(in thousands)

Balance as of January 1.
Goodwill	$56,053	$69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(32,183)

	14,238	36,969
Goodwill related to sale of Appbuilder	-	(13,099)
Goodwill related to the sale of subsidiaries	(1,737)	(9,632)

Balance as of	September 30	December 31

Goodwill	54,316	56,053
Accumulated impairment losses at the end of the period	(41,815)	(41,815)

	$12,501	$14,238